THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED.

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  6/30/07

Check here if Amendment [ ]; Amendment Number:
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments L.P. (1)
Address:  2101 Cedar Springs Road, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Jon L. Mosle
Title:    General Counsel
Phone:    (214) 758-6107

Signature, Place, and Date of Signing:

/X/ Jon L. Mosle                     Dallas, Texas       August 14, 2008
    General Counsel

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total:  $840,419 (thousands)

List of Other Included Managers:  NONE

(1) HBK Investments L.P. has delegated discretion to vote and dispose of the securities described below to HBK Services LLC (?Services?). Services may, from time to time, delegate discretion to vote and dispose of certain of such Securities to one or more subadvisors. Each of Services and such subadvisors is under common control with HBK Investments L.P. The filing of this report shall not be deemed an admission that such subadvisors are, for the purpose of Section 13(d) or 13(g) of the Securities Exchange Act of 1934, beneficial owners of such securities.

FORM 13F INFORMATION TABLE
                               TITLE OF                         VALUE      SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                  CLASS               CUSIP      (X$1000)    PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

ABITIBI-CONSOLIDATED INC         COM              003924107     10563     3592800  SHR          SOLE           3592800   0     0
BAUSCH & LOMB INC                COM              071707103     69440     1000000  SHR  PUT     SOLE           1000000   0     0
BAUSCH & LOMB INC                COM              071707103     17360      250000  SHR          SOLE            250000   0     0
BOWATER INC                      COM              102183100      6238      250000  SHR  CALL    SOLE            250000   0     0
BOWATER INC                      COM              102183100      3867      155000  SHR          SOLE            155000   0     0
CABLEVISION SYS CORP             CL A NY CABLVS   12686C109    163463     4516800  SHR  PUT     SOLE           4516800   0     0
CABLEVISION SYS CORP             CL A NY CABLVS   12686C109      3650      100845  SHR          SOLE            100845   0     0
CLEAR CHANNEL COMMUNICATIONS     COM              184502102     37820     1000000  SHR  CALL    SOLE           1000000   0     0
CLEAR CHANNEL COMMUNICATIONS     COM              184502102     11346      300000  SHR  PUT     SOLE            300000   0     0
CLEAR CHANNEL COMMUNICATIONS     COM              184502102      2080       55000  SHR          SOLE             55000   0     0
CYTYC CORP                       COM              232946103     63527     1473609  SHR          SOLE           1473609   0     0
DOW JONES & CO INC               COM              260561105     61799     1075700  SHR  PUT     SOLE           1075700   0     0
DOW JONES & CO INC               COM              260561105       575       10000  SHR          SOLE             10000   0     0
FIRST DATA CORP                  COM              319963104    150107     4594647  SHR          SOLE           4594647   0     0
SLM CORP                         COM              78442P106    178908     3107124  SHR          SOLE           3107124   0     0
TRIBUNE CO NEW                   COM              896047107     59676     2029804  SHR          SOLE           2029804   0     0

